September 24, 2008

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Stock Fund, BNY Mellon Small Cap Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Balanced Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund

Supplement to Prospectus
dated December 31, 2007, as revised, February 7, 2008
(Class M and Investor Shares)

The following information supplements and supersedes any contrary information contained in the Trust's Prospectus:

BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund will each disclose daily, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings Reports, its complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the Trust files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Effective July 1, 2008, The Bank of New York Mellon Corporation reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, the services previously provided to the funds by Mellon Bank, N.A. and/or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon. Any information in the prospectus relating to these companies, or to The Bank of New York, now relates to The Bank of New York Mellon. Wire transfers should continue to be sent using the same instructions currently listed in the prospectus, using the bank's new name.

Effective March 31, 2008, the name of the Trust changed to BNY Mellon Funds Trust and the name of each series of the Trust changed as set forth below.

Old Series Name	New Series Name
Mellon Large Cap Stock Fund	BNY Mellon Large Cap Stock Fund
Mellon Income Stock Fund	BNY Mellon Income Stock Fund
Mellon Mid Cap Stock Fund	BNY Mellon Mid Cap Stock Fund

Mellon Small Cap Stock Fund	BNY Mellon Small Cap Stock Fund
Mellon U.S. Core Equity 130/30 Fund	BNY Mellon U.S. Core Equity 130/30 Fund
Mellon International Fund	BNY Mellon International Fund
Mellon Emerging Markets Fund	BNY Mellon Emerging Markets Fund
Mellon Bond Fund	BNY Mellon Bond Fund
Mellon Intermediate Bond Fund	BNY Mellon Intermediate Bond Fund
Mellon Short-Term U.S. Government Securities Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Intermediate Municipal Bond Fund
Mellon National Short-Term Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund
Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Mellon Massachusetts Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Mellon Balanced Fund	BNY Mellon Balanced Fund
Mellon Money Market Fund	BNY Mellon Money Market Fund
Mellon National Municipal Money Market Fund	BNY Mellon National Municipal Money Market Fund